Available For Sale Short Term Investments by Major Security Type (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Cost Total	$ 68,070
Unrealized gains / (losses)	(20)
Fair Value Total	68,050
Maturity by period, less than 1 year	29,190
Maturity by period, 1 to 5 years	38,860
Us Government Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost Total	13,980
Unrealized gains / (losses)	(40)
Fair Value Total	13,940
Maturity by period, less than 1 year	3,000
Maturity by period, 1 to 5 years	10,940
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Cost Total	52,980
Unrealized gains / (losses)	20
Fair Value Total	53,000
Maturity by period, less than 1 year	25,080
Maturity by period, 1 to 5 years	27,920
Term Deposits
Schedule of Available-for-sale Securities [Line Items]
Cost Total	1,110
Fair Value Total	1,110
Maturity by period, less than 1 year	$ 1,110